Income Taxes (Details)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Taxes (Details) [Line Items]
Effective income tax rate	100.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
Effective income tax rate	16.50%	16.50%
PRC [Member]
Income Taxes (Details) [Line Items]
Effective income tax rate	25.00%	25.00%
Taizhou Suxuantang [Member]
Income Taxes (Details) [Line Items]
Effective income tax rate	15.00%	15.00%